GOODWILL (Schedule Of Goodwill) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning balance	$ 4,041,000	$ 5,433,000	[1]
Impairment	(674,000)	(879,000)		$ (3,093,000)
Translation differences	(11,000)	(513,000)
Goodwill, ending balance	3,356,000	4,041,000		5,433,000	[1]
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,544,000	$ 1,730,000	[1]
Impairment
Translation differences	$ (5,000)	$ (186,000)
Goodwill, ending balance	1,539,000	1,544,000		1,730,000	[1]
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	2,497,000	3,703,000	[1]
Impairment	(674,000)	(879,000)
Translation differences	(6,000)	(327,000)
Goodwill, ending balance	$ 1,817,000	$ 2,497,000		$ 3,703,000	[1]

[1]	The accumulated amount of impairment loss as of December 31, 2013, December 31, 2014 and December 31, 2015 was US$ 5,545,000, US$ 6,424,000 and US$ 7,098,000, respectively.